Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and Due from Banks	$ 19,919,000,000		$ 21,860,000,000
Trading assets	62,813,000,000		57,482,000,000
Investment Securities	264,254,000,000		235,199,000,000
Held-to-maturity, at fair value	12,247,000,000		0
Mortgages held for sale	16,763,000,000	[1]	47,149,000,000	[1]
Mortgages held for sale, carried at fair value	13,879,000,000		42,305,000,000
Loans held for sale, carried at fair value	1,000,000		6,000,000
Loans, carried at fair value	5,995,000,000		6,206,000,000
Net loans	811,297,000,000		782,514,000,000
Other assets	86,342,000,000	[1]	93,578,000,000	[1]
Other assets, carried at fair value	1,386,000,000		0
Total assets	1,527,015,000,000	[2]	1,422,968,000,000	[2]
Liabilities
Short-term borrowings	53,883,000,000		57,175,000,000
Accrued expenses and other liabilities	69,949,000,000		76,668,000,000
Long-Term Debt	152,998,000,000	[1]	127,379,000,000	[1]
Long-term debt, carried at fair value	0		1,000,000
Total liabilities	1,356,007,000,000	[3]	1,264,057,000,000	[3]
Wells Fargo stockholders' equity:
Common stock, par value	$ 1.67		$ 1.67
Common stock, shares issued	5,481,811,474		5,481,811,474
Common stock, shares authorized	9,000,000,000		9,000,000,000
Treasury stock, shares	224,648,769		215,497,298
VIEs that we consolidate [Member]
Assets
Cash and Due from Banks	165,000,000		260,000,000
Trading assets	162,000,000		114,000,000
Investment Securities	1,352,000,000		2,772,000,000
Mortgages held for sale	38,000,000		469,000,000
Net loans	6,058,000,000		10,553,000,000
Other assets	347,000,000		457,000,000
Total assets	8,122,000,000		14,625,000,000
Liabilities
Short-term borrowings	29,000,000		2,059,000,000
Accrued expenses and other liabilities	99,000,000		901,000,000
Long-Term Debt	2,356,000,000		3,483,000,000
Total liabilities	2,484,000,000		6,443,000,000
Vies That We Consolidate No Recourse [Member]
Liabilities
Short-term borrowings	29,000,000		0
Accrued expenses and other liabilities	90,000,000		134,000,000
Long-Term Debt	2,300,000,000		3,500,000,000
Total liabilities	$ 2,400,000,000		$ 3,600,000,000

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Our consolidated assets at December 31, 2013 and December 31, 2012, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $165 million and $260 million; Trading assets, $162 million and $114 million; Investment Securities, $1.4 billion and $2.8 billion; Mortgages held for sale, $38 million and $469 million; Net loans, $6.0 billion and $10.6 billion; Other assets, $347 million and $457 million, and Total assets, $8.1 billion and $14.6 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2013 and December 31, 2012, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $29 million and $0 million; Accrued expenses and other liabilities, $90 million and $134 million; Long-term debt, $2.3 billion and $3.5 billion; and Total liabilities, $2.4 billion and $3.6 billion, respectively.